Trade and other liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other liabilities and other non-current liabilities
Schedule of trade and other liabilities and other non-current liabilities

	December 31,
	2024	2023

	(Euro, in thousands)
Trade and other liabilities	€97,780	€134,653
Current financial instruments	5	—
Accrued charges	1,092	548
Total trade and other liabilities	€98,877	€135,201

Non-current contingent consideration related to milestones CellPoint	€20,576	€20,972
Other non-current liabilities	13,245	10,598
Total other non-current liabilities	€33,821	€31,570